Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Capital	Treasury shares	Capital reserves	Goodwill in capital subscription	Profit or Loss on the Sale of Treasury Shares	Stock option plan	Expenditures with issuance of shares	Profit reserves Increase (decrease) due to application of IFRS 9	Profit reserves Increase (decrease) due to application of IFRS 15	Profit reserves Increase (decrease) due to application of IAS 29	Profit reserves	Legal reserve	Profit retention Increase (decrease) due to application of IFRS 9	Profit retention Increase (decrease) due to application of IFRS 15	Profit retention Increase (decrease) due to application of IAS 29	Profit retention	Retained earnings	Other comprehensive income	Additional dividends proposed	Increase (decrease) due to application of IFRS 9	Increase (decrease) due to application of IFRS 15	Increase (decrease) due to application of IAS 29	Total
Balances at Dec. 31, 2017	R$ 486,032	R$ (33,887)	R$ 513,696	R$ 539,571		R$ 11,548	R$ (37,423)				R$ 186,137	R$ 7,037				R$ 179,100		R$ (247)	R$ 18,789				R$ 1,170,520
Effects from the first-time adoption at Dec. 31, 2017								R$ (1,015)	R$ (38,542)				R$ (1,015)	R$ (38,542)						R$ (1,015)	R$ (38,542)
Issuance of capital	2,435																						2,435
Repurchase of treasury shares		(114,486)																					(114,486)
Approval of additional dividends																			(18,789)				(18,789)
Stock option plan			4,556			4,556																	4,556
Post-employment benefit																		(146)					(146)
Effect of the adoption of hyperinflation										R$ 1,822					R$ 1,822							R$ 1,822
Accumulated translation adjustments from operations in foreign currency																		(2,437)					(2,437)
Net income (loss) for the year																	R$ 71,055						71,055
Interest on own capital																	(15,000)						(15,000)
Allocations
Additional dividends proposed																	(22,236)		22,236
Distribution of dividends																	(2,764)						(2,764)
Profit (loss) retention											31,055					31,055	(31,055)
Balances at Dec. 31, 2018	488,467	(148,373)	518,252	539,571		16,104	(37,423)				179,457	7,037				172,420		(2,830)	22,236				1,057,209
Balances, adjusted	486,032	(33,887)	513,696	539,571		11,548	(37,423)				146,580	7,037				139,543		(247)	18,789				1,130,963
Issuance of capital	156,980																						156,980
Goodwill in capital subscription			682,454	682,454																			682,454
Repurchase of treasury shares		77,581																					77,581
Approval of additional dividends																			(22,236)				(22,236)
Expenses from issuance of shares			(58,734)				(58,734)																(58,734)
Stock option plan			23,633			23,633																	23,633
Post-employment benefit																		63					63
Effect of the adoption of hyperinflation										2,263					2,263							2,263
Accumulated translation adjustments from operations in foreign currency																		(3,364)					(3,364)
Net income (loss) for the year																	38,876						38,876
Allocations
Additional dividends proposed																	(10,281)		10,281
Distribution of dividends																	(9,719)						(9,719)
Profit (loss) retention											18,876					18,876	(18,876)
Balances at Dec. 31, 2019	645,447	(225,954)	1,165,605	1,222,025	R$ 0	39,737	(96,157)				200,596	7,037				193,559	0	(6,131)	10,281				1,789,844
Repurchase of treasury shares		(100,373)																					(100,373)
Stock option exercise		8,207																					8,207
Stock option plan		13,672	(7,459)			(7,459)																	6,213
Post-employment benefit	0	0	0	0	0	0	0				0	0				0	0	(117)	0				(117)
Profit or Loss on the Sale of Treasury Shares		4,592	(4,592)		(4,592)
Effect of the adoption of hyperinflation										R$ 3,612					R$ 3,612							R$ 3,612
Accumulated translation adjustments from operations in foreign currency																		3,033					3,033
Net income (loss) for the year																	(80,074)						(80,074)
Allocations
Distribution of dividends																			(10,281)				(10,281)
Profit (loss) retention											(80,074)					(80,074)	80,074
Balances at Dec. 31, 2020	R$ 645,447	R$ (299,856)	R$ 1,153,554	R$ 1,222,025	R$ (4,592)	R$ 32,278	R$ (96,157)				R$ 124,134	R$ 7,037				R$ 117,097	R$ 0	R$ (3,215)	R$ 0				R$ 1,620,064